united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-4923

Longleaf Partners Funds Trust
(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
5100 Poplar Avenue, Suite 2450, Memphis, TN	38137
(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq., Southeastern Asset Management, Inc.
5100 Poplar Avenue, Suite 2450, Memphis, TN 38137
(Name and address of agent for service)

Registrant’s telephone number, including area code:	901-761-2474

Date of fiscal year end:	12/31

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)

Longleaf Partners Fund

 (LLPFX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Longleaf Partners Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-fund/. You can also request this information by contacting us at (800) 445-9469.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Fund	$39	0.79%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Longleaf Partners Fund returned -0.08% for the first half of 2025 versus the S&P 500’s 6.20% and the Russell 1000 Value’s 6.00%. While we do not like trailing the market, doing so at a time like today could still prove prudent given the quality of what we own and the large discount at which it trades. Index returns continue to be driven by a smaller group of what we believe to be overvalued US large-cap stocks, particularly information technology companies. We reinforced our confidence in our companies’ long-term values when we delivered relatively strong results during the more turbulent markets of mid-February through April.

Notable contributors

• HF Sinclair, Albertsons, CNH Industrial, Mattel and Disney

Notable detractors

• PVH, Regeneron, Bio-Rad, FedEx and Kraft Heinz

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Longleaf Partners Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$35,936
$15,765
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Longleaf Partners Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,013	$10,399
Jun-2017	$11,028	$12,260
Jun-2018	$11,878	$14,023
Jun-2019	$10,516	$15,483
Jun-2020	$9,332	$16,645
Jun-2021	$15,157	$23,436
Jun-2022	$12,748	$20,948
Jun-2023	$13,677	$25,053
Jun-2024	$14,482	$31,204
Jun-2025	$15,765	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Longleaf Partners Fund	-0.08%	8.86%	11.06%	4.66%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

All returns of one year or less are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 19.8%
Communications 10.5%
Energy 10.4%
Consumer Staples 10.0%
Health Care 9.5%
Industrials 8.7%
Technology 7.5%
Financials 5.5%
Short-Term Investments and Other Assets (Liabilities), Net 18.1%

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	18.1%
Financials	5.5%
Technology	7.5%
Industrials	8.7%
Health Care	9.5%
Consumer Staples	10.0%
Energy	10.4%
Communications	10.5%
Consumer Discretionary	19.8%

Fund Statistics

Net Assets	$1,181,750,784
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$4,060,354
Portfolio Turnover	32%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	81.9%
Short-Term Investments and Other Assets (Liabilities), Net	18.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
IAC, Inc.	6.2%
CNX Resources Corporation	6.1%
Mattel, Inc.	5.8%
PVH Corporation	5.6%
Exor N.V.	5.5%
The Kraft Heinz Company	5.5%
FedEx Corporation	5.1%
Regeneron Pharmaceuticals, Inc.	5.0%
Fidelity National Information Services, Inc.	4.5%
Bio-Rad Laboratories, Inc. - Class A	4.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (southeasternasset.com/investment-offerings/longleaf-partners-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-LLPFX

Longleaf Partners Fund - - (LLPFX)

Semi-Annual Shareholder Report - June 30, 2025

Longleaf Partners Global Fund

 (LLGLX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Longleaf Partners Global Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-global-fund/. You can also request this information by contacting us at (800) 445-9469.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Global Fund	$54	1.05%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Longleaf Partners Global Fund returned 8.06% for the first half of 2025 versus the FTSE Developed’s 10.07%. While we do not like trailing the market, doing so at a time like today could still prove prudent given the quality of what we own and the large discount at which it trades. Index returns continue to be driven by a smaller group of what we believe to be overvalued US large-cap stocks, particularly information technology companies. We reinforced our confidence in our companies’ long-term values when we delivered relatively strong results during the more turbulent markets of mid-February through April.

Notable contributors

• Millicom, Canal+, Louis Hachette, Eurofins and Disney

Notable detractors

• FedEx, Bio-Rad, Regeneron, Kraft Heinz and CNX Resources

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Longleaf Partners Global Fund
FTSE Developed Index - Net Tax TR (USD) Index
$30,000
$20,000
$10,000
$0
$27,228
$17,173
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Longleaf Partners Global Fund	FTSE Developed Index - Net Tax TR (USD) Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,059	$9,721
Jun-2017	$12,944	$11,539
Jun-2018	$13,641	$12,812
Jun-2019	$12,943	$13,544
Jun-2020	$11,667	$13,926
Jun-2021	$16,399	$19,393
Jun-2022	$12,441	$16,507
Jun-2023	$13,917	$19,524
Jun-2024	$14,838	$23,390
Jun-2025	$17,173	$27,228

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Longleaf Partners Global Fund	8.06%	15.73%	8.04%	5.56%
FTSE Developed Index - Net Tax TR (USD) Index	10.07%	16.41%	14.35%	10.54%

All returns of one year or less are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	11.2%
Materials	2.8%
Technology	3.3%
Industrials	4.0%
Financials	5.7%
Energy	8.8%
Health Care	11.2%
Consumer Staples	12.4%
Consumer Discretionary	15.9%
Communications	24.7%

Fund Statistics

Net Assets	$250,923,743
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,084,484
Portfolio Turnover	36%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	88.8%
Short-Term Investments and Other Assets (Liabilities), Net	11.2%

Country Weighting (% of net assets)

United States
55.0%
France
10.1%
Netherlands
9.5%
Ireland
4.7%
Luxembourg
3.6%
Germany
3.1%
Japan
2.8%
Short-Term Investments and Other Assets (Liabilities), Net
11.2%

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	11.2%
Japan	2.8%
Germany	3.1%
Luxembourg	3.6%
Ireland	4.7%
Netherlands	9.5%
France	10.1%
United States	55.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Canal + SADIR	6.0%
IAC, Inc.	6.0%
Exor N.V.	5.7%
CNX Resources Corporation	5.7%
Mattel, Inc.	5.4%
Glanbia PLC	4.7%
The Kraft Heinz Company	4.5%
PVH Corporation	4.3%
Louis Hachette Group	4.1%
FedEx Corporation	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (southeasternasset.com/investment-offerings/longleaf-partners-global-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-LLGLX

Longleaf Partners Global Fund - - (LLGLX)

Semi-Annual Shareholder Report - June 30, 2025

Longleaf Partners International Fund

 (LLINX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Longleaf Partners International Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-international-fund/. You can also request this information by contacting us at (800) 445-9469.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners International Fund	$56	1.05%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Longleaf Partners International Fund returned 15.73% for the first half of 2025 versus the FTSE Developed ex North America’s 19.86%. Despite our underweight positions in the Industrials and Financials sectors (which benefited from policy tailwinds in Europe), we delivered strong absolute returns as some of our coiled spring investments partially uncoiled. Importantly, this performance was primarily driven by underlying fundamental performance of our investee companies rather than any in-fashion theme or macro policy drivers.

Notable contributors

• Millicom, Prosus, Eurofins, Canal+ and Allfunds

Notable detractors

• Jollibee, Samsonite, Domino’s Pizza Group, Man Wah and Treasury Wine

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Longleaf Partners International Fund
FTSE Developed ex North America Index - Net Tax TR (USD) Index
$20,000
$15,000
$10,000
$5,000
$0
$18,726
$14,777
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Longleaf Partners International Fund	FTSE Developed ex North America Index - Net Tax TR (USD) Index
Jun-2015	$10,000	$10,000
Jun-2016	$8,968	$9,035
Jun-2017	$11,870	$10,943
Jun-2018	$12,493	$11,713
Jun-2019	$13,168	$11,718
Jun-2020	$11,029	$11,190
Jun-2021	$14,869	$15,051
Jun-2022	$10,679	$12,167
Jun-2023	$12,629	$14,353
Jun-2024	$12,930	$15,963
Jun-2025	$14,777	$18,726

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Longleaf Partners International Fund	15.73%	14.28%	6.03%	3.98%
FTSE Developed ex North America Index - Net Tax TR (USD) Index	19.86%	17.31%	10.85%	6.47%

All returns of one year or less are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
28.4%
Consumer Staples
17.5%
Financials
11.6%
Communications
11.0%
Industrials
7.0%
Materials
5.9%
Health Care
3.2%
Technology
3.0%
Real Estate
2.6%
Short-Term Investments and Other Assets (Liabilities), Net
9.8%

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	9.8%
Real Estate	2.6%
Technology	3.0%
Health Care	3.2%
Materials	5.9%
Industrials	7.0%
Communications	11.0%
Financials	11.6%
Consumer Staples	17.5%
Consumer Discretionary	28.4%

Fund Statistics

Net Assets	$728,821,306
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$3,098,420
Portfolio Turnover	21%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	90.2%
Short-Term Investments and Other Assets (Liabilities), Net	9.8%

Country Weighting (% of net assets)

France
16.8%
United Kingdom
12.7%
Netherlands
11.5%
Japan
8.6%
Hong Kong
6.3%
Ireland
5.7%
Mexico
5.7%
Germany
5.5%
India
4.7%
Philippines
4.0%
Other Countries
8.7%
Short-Term Investments and Other Assets (Liabilities), Net
9.8%

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	9.8%
Other Countries	8.7%
Philippines	4.0%
India	4.7%
Germany	5.5%
Mexico	5.7%
Ireland	5.7%
Hong Kong	6.3%
Japan	8.6%
Netherlands	11.5%
United Kingdom	12.7%
France	16.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Glanbia PLC	5.7%
Canal + SADIR	5.0%
HDFC Bank Ltd.	4.7%
Accor S.A.	4.6%
Prosus N.V.	4.5%
Eurofins Scientific S.E.	4.5%
Exor N.V.	4.1%
Melco Resorts & Entertainment Ltd. - ADR	4.0%
Jollibee Foods Corporation	4.0%
Premier Foods PLC	3.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (southeasternasset.com/investment-offerings/longleaf-partners-international-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-LLINX

Longleaf Partners International Fund - - (LLINX)

Semi-Annual Shareholder Report - June 30, 2025

Longleaf Partners Small-Cap Fund

 (LLSCX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Longleaf Partners Small-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/. You can also request this information by contacting us at (800) 445-9469.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Small-Cap Fund	$48	0.95%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Longleaf Partners Small-Cap Fund returned 4.24% for the first half of 2025 versus the Russell 3000’s 5.75% while outperforming the more appropriate Russell 2000’s -1.78%. Additionally, we reinforced our confidence in our companies’ long-term values when we delivered relatively strong results during the more turbulent markets of mid-February through April.

Notable contributors

• Becle, Oscar Health, Atlanta Braves, Mattel and Gruma

Notable detractors

• Boston Beer, Park Hotels, White Mountains, CNX Resources and Hyatt

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Longleaf Partners Small-Cap Fund
Russell 2000® Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,822
$19,898
$16,934
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Longleaf Partners Small-Cap Fund	Russell 2000® Index	Russell 3000® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,890	$9,327	$10,214
Jun-2017	$11,353	$11,621	$12,104
Jun-2018	$12,699	$13,663	$13,893
Jun-2019	$12,044	$13,211	$15,141
Jun-2020	$9,563	$12,335	$16,130
Jun-2021	$15,639	$19,987	$23,253
Jun-2022	$12,976	$14,951	$20,029
Jun-2023	$13,325	$16,790	$23,825
Jun-2024	$15,154	$18,479	$29,335
Jun-2025	$16,934	$19,898	$33,822

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Longleaf Partners Small-Cap Fund	4.24%	11.75%	12.11%	5.41%
Russell 2000® Index	-1.78%	7.68%	10.04%	7.12%
Russell 3000® Index	5.75%	15.30%	15.96%	12.96%

All returns of one year or less are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
29.9%
Consumer Staples
19.5%
Real Estate
11.8%
Communications
9.4%
Energy
6.3%
Financials
5.2%
Materials
3.7%
Health Care
2.7%
Short-Term Investments and Other Assets (Liabilities), Net
11.5%

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	11.5%
Health Care	2.7%
Materials	3.7%
Financials	5.2%
Energy	6.3%
Communications	9.4%
Real Estate	11.8%
Consumer Staples	19.5%
Consumer Discretionary	29.9%

Fund Statistics

Net Assets	$690,907,159
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$2,779,037
Portfolio Turnover	27%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	75.7%
Preferred Stocks	12.8%
Short-Term Investments and Other Assets (Liabilities), Net	11.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%	12.8%
CNX Resources Corporation	6.3%
Mattel, Inc.	5.8%
White Mountains Insurance Group Ltd.	5.2%
Dole PLC	5.0%
TripAdvisor, Inc.	4.9%
Graham Holdings Company - Class B	4.8%
Becle S.A.B. de C.V.	4.8%
PotlatchDeltic Corporation	4.6%
Gruma, S.A.B. DE C.V. - Class B	4.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-LLSCX

Longleaf Partners Small-Cap Fund - - (LLSCX)

Semi-Annual Shareholder Report - June 30, 2025

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and Additional Information

June 30, 2025

Partners Fund

Small-Cap Fund

International Fund

Global Fund

Longleaf Partners Funds

Portfolio of Investments (Unaudited)	1
Longleaf Partners Fund
June 30, 2025

Common Stocks
	Shares	Value	% of Net Assets
Apparel & Textile Products
PVH Corporation	956,751	$65,633,119	5.6%
Asset Management
Exor N.V. (Netherlands)	648,645	65,399,307	5.5
Biotech & Pharma
Regeneron Pharmaceuticals, Inc.(a)	112,095	58,849,875	5.0
Entertainment Content
The Walt Disney Company	193,673	24,017,389	2.0
Food
The Kraft Heinz Company	2,521,389	65,102,264	5.5
Home Construction
Fortune Brands Innovations, Inc.	688,909	35,465,035	3.0
Internet Media & Services
Angi, Inc.(a)	1,806,694	27,570,150	2.3
IAC, Inc.(a)	1,953,607	72,947,686	6.2
		100,517,836	8.5
Leisure Facilities & Services
Hyatt Hotels Corporation – Class A	171,292	23,920,928	2.0
MGM Resorts International(a)	1,171,391	40,284,136	3.4
		64,205,064	5.4
Leisure Products
Mattel, Inc.	3,463,487	68,299,965	5.8
Machinery
CNH Industrial N.V. (Netherlands)	3,308,474	42,877,823	3.6
Medical Equipment & Devices
Bio-Rad Laboratories, Inc. – Class A(a)	219,667	53,010,040	4.5
Oil & Gas Producers
CNX Resources Corporation(a)	2,131,505	71,789,088	6.1
Renewable Energy
HF Sinclair Corporation	1,241,512	51,001,313	4.3
Retail – Consumer Staples
Albertsons Companies, Inc. – Class A(a)	2,452,424	52,751,640	4.5
Technology Services
Fidelity National Information Services, Inc.	655,531	53,366,779	4.5
PayPal Holdings, Inc.(a)	470,248	34,948,831	3.0
		88,315,610	7.5
Transportation & Logistics
FedEx Corporation	263,853	59,976,425	5.1
Total Common Stocks (Cost $874,798,566)		967,211,793	81.9

See Accompanying Notes to Financial Statements.

2

Short-Term Obligations

	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 3.61%, dated 06/30/2025, due 07/01/2025, Repurchase price $215,460,604 (Collateral: $219,747,780 U.S Treasury Bonds, 4.625%-4.750% due 02/15/2055-05/15/2055, par $222,064,500) (Cost $215,439,000)	$215,439,000	$215,439,000	18.2%
Total Investments (Cost $1,090,237,566)		1,182,650,793	100.1
Other Assets (Liabilities), Net		(900,009)	(0.1)
Net Assets		$1,181,750,784	100.0%

(a)	Non-income producing security.

See Accompanying Notes to Financial Statements.

Portfolio of Investments (Unaudited)	3
Longleaf Partners Small-Cap Fund
June 30, 2025

Common Stocks
	Shares	Value	% of Net Assets
Beverages
Becle S.A.B. de C.V.(a) (Mexico)	27,409,240	$33,210,399	4.8%
The Boston Beer Company, Inc. – Class A(a)	106,204	20,264,785	2.9
Westrock Coffee Company(a),(b)	2,607,400	14,940,402	2.2
		68,415,586	9.9
Consumer Services
Graham Holdings Company – Class B	35,302	33,401,693	4.8
Containers & Packaging
Clearwater Paper Corporation(a),(b)	936,449	25,508,871	3.7
Food
Dole PLC (Ireland)	2,445,275	34,209,397	5.0
Gruma, S.A.B. DE C.V. – Class B(a) (Mexico)	1,848,248	31,870,997	4.6
		66,080,394	9.6
Health Care Facilities & Services
Oscar Health, Inc. – Class A(a)	880,452	18,876,891	2.7
Insurance
White Mountains Insurance Group Ltd.	20,138	36,162,209	5.2
Internet Media & Services
TripAdvisor, Inc.(a)	2,586,818	33,757,975	4.9
Leisure Facilities & Services
Atlanta Braves Holdings, Inc. – Class C(a)	669,988	31,335,339	4.5
Hyatt Hotels Corporation – Class A	100,679	14,059,822	2.0
		45,395,161	6.5
Leisure Products
Mattel, Inc.	2,023,477	39,902,966	5.8
Oil & Gas Producers
CNX Resources Corporation(a)	1,286,332	43,323,662	6.3
REITs
Alexander’s, Inc.(a)	63,420	14,289,795	2.1
Empire State Realty Trust, Inc. – Class A	2,625,947	21,243,911	3.1
Park Hotels & Resorts, Inc.	1,335,745	13,664,671	2.0
PotlatchDeltic Corporation	836,283	32,088,179	4.6
		81,286,556	11.8
Telecommunications
Shenandoah Telecommunications Company	2,284,333	31,203,989	4.5
Total Common Stocks (Cost $389,657,177)		523,315,953	75.7

Preferred Stocks
Eastman Kodak Company Convertible Preferred Stock – Series B 4.00% (Cost $95,452,160)(b)(c)(d)	932,150	88,647,465	12.8

See Accompanying Notes to Financial Statements.

4

Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 3.61%, dated 6/30/2025, due 07/01/2025 Repurchase price $75,144,535 (Collateral $76,639,740 U.S. Treasury Bonds, 4.625% due 02/15/2055 Par $78,062,100) (Cost $75,137,000)	$75,137,000	$75,137,000	10.9%
Total Investments (Cost $560,246,337)		687,100,418	99.4
Other Assets (Liabilities), Net		3,806,741	0.6
Net Assets		$690,907,159	100.0%

(a)	Non-income producing security.

(b)	Affiliated security during the period.

(c)	Value determined using significant unobservable inputs.

(d)	These shares were acquired directly from the issuer in a private placement on February 26, 2021 with a total cost at June 30,2025 of $95,452,160. They are considered restricted securities under the Securities Act of 1933 (the “33 Act”). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Common Stock issuable upon conversion of the Series B Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued by Southeastern Asset Management as designee under procedures adopted by the Board of Trustees (See Note 2).

See Accompanying Notes to Financial Statements.

Portfolio of Investments (Unaudited)	5
Longleaf Partners International Fund
June 30, 2025

Common Stocks
	Shares	Value	% of Net Assets
Apparel & Textile Products
Samsonite International S.A. (Hong Kong)	8,721,000	$16,246,174	2.2%
Asset Management
Exor N.V. (Netherlands)	293,402	29,615,851	4.1
Banking
HDFC Bank Ltd. (India)	1,468,537	34,296,793	4.7
Beverages
Becle S.A.B. de C.V.(a) (Mexico)	16,111,093	19,521,001	2.7
Treasury Wine Estates Ltd. (Australia)	3,328,974	17,128,196	2.3
		36,649,197	5.0
Chemicals
Kansai Paint Company Ltd. (Japan)	1,758,200	24,101,947	3.3
LANXESS A.G.(a) (Germany)	631,803	18,835,923	2.6
		42,937,870	5.9
Commercial Support Services
Eurofins Scientific S.E. (France)	456,392	32,522,325	4.5
Medley, Inc.(a) (Japan)	831,500	18,275,288	2.5
		50,797,613	7.0
E-Commerce Discretionary
Prosus N.V. (Netherlands)	586,193	32,886,625	4.5
Entertainment Content
Canal + SADIR(a) (France)	11,571,582	36,224,836	5.0
Food
Glanbia PLC(a) (Ireland)	2,810,169	41,430,332	5.7
Gruma, S.A.B. DE C.V. – Class B(a) (Mexico)	1,287,044	22,193,653	3.0
Premier Foods PLC (United Kingdom)	9,993,472	27,351,190	3.8
		90,975,175	12.5
Internet Media & Services
Delivery Hero S.E.(a) (Germany)	792,773	21,515,912	2.9
Leisure Facilities & Services
Accor S.A. (France)	632,642	33,153,150	4.6
Domino’s Pizza Group PLC (United Kingdom)	6,907,395	24,403,803	3.4
Entain PLC (United Kingdom)	1,511,301	18,717,327	2.6
H World Group Ltd. (China)	905,200	3,068,730	0.4
H World Group Ltd. – ADR (China)	588,001	19,944,994	2.7
Jollibee Foods Corporation (Philippines)	7,630,170	29,282,535	4.0
Melco Resorts & Entertainment Ltd. – ADR(a) (Hong Kong)	4,078,727	29,489,196	4.0
		158,059,735	21.7
Medical Equipment & Devices
Koninklijke Philips N.V. (Netherlands)	901,105	21,635,925	3.0
Menicon Company Ltd. (Japan)	183,500	1,425,651	0.2
		23,061,576	3.2

See Accompanying Notes to Financial Statements.

6

Common Stocks
	Shares	Value	% of Net Assets
Real Estate Services
Katitas Company, Ltd. (Japan)	1,091,500	$18,911,716	2.6%
Specialty Finance
Edenred S.E. (France)	669,933	20,806,808	2.8
Technology Services
Allfunds Group PLC (United Kingdom)	2,857,727	21,958,057	3.0
Telecommunications
Millicom International Cellular S.A. (Luxembourg)	596,227	22,340,626	3.1
Total Common Stocks (Cost $537,345,202)		657,284,564	90.2

Short-Term Obligations
	Principal Amount
Repurchase Agreement with State Street Bank, 3.61%, dated 06/30/2025, due 07/01/2025 Repurchase Price $69,294,948 (Collateral: $70,673,760 U.S. Treasury Bonds, 4.625% due 02/15/2055, Par $71,985,400) (Cost $69,288,000)	$69,288,000	69,288,000	9.5
Total Investments (Cost $606,633,202)		726,572,564	99.7
Other Assets (Liabilities), Net		2,248,742	0.3
Net Assets		$728,821,306	100.0%

ADR - American Depositary Receipt.

(a)	Non-income producing security.

See Accompanying Notes to Financial Statements.

Portfolio of Investments (Unaudited)	7
Longleaf Partners Global Fund
June 30, 2025

Common Stocks
	Shares	Value	% of Net Assets
Apparel & Textile Products
PVH Corporation	158,217	$10,853,686	4.3%
Asset Management
Exor N.V. (Netherlands)	141,567	14,289,702	5.7
Biotech & Pharma
Regeneron Pharmaceuticals, Inc.(a)	18,629	9,780,225	3.9
Chemicals
Kansai Paint Company Ltd. (Japan)	516,100	7,074,858	2.8
Entertainment Content
Canal + SADIR(a) (France)	4,783,760	14,975,560	6.0
The Walt Disney Company	39,578	4,908,068	1.9
		19,883,628	7.9
Food
Glanbia PLC(a) (Ireland)	799,135	11,781,650	4.7
The Kraft Heinz Company	436,087	11,259,766	4.5
		23,041,416	9.2
Home Construction
Fortune Brands Innovations, Inc.	140,510	7,233,455	2.9
Internet Media & Services
Delivery Hero S.E.(a) (Germany)	287,956	7,815,145	3.1
IAC, Inc.(a)	400,333	14,948,435	6.0
		22,763,580	9.1
Leisure Facilities & Services
MGM Resorts International(a)	240,309	8,264,227	3.3
Leisure Products
Mattel, Inc.	689,572	13,598,359	5.4
Medical Equipment & Devices
Bio-Rad Laboratories, Inc. – Class A(a)	35,375	8,536,695	3.4
Koninklijke Philips N.V. (Netherlands)	402,959	9,675,222	3.9
		18,211,917	7.3
Oil & Gas Producers
CNX Resources Corporation(a)	423,735	14,271,395	5.7
Publishing & Broadcasting
Louis Hachette Group(a) (France)	5,079,377	10,427,548	4.1
Renewable Energy
HF Sinclair Corporation	190,665	7,832,518	3.1
Retail – Consumer Staples
Albertsons Companies, Inc. – Class A(a)	378,019	8,131,189	3.2
Technology Services
Fidelity National Information Services, Inc.	102,763	8,365,936	3.3
Telecommunications
Millicom International Cellular S.A. (Luxembourg)	238,202	8,925,429	3.6
Transportation & Logistics
FedEx Corporation	43,882	9,974,817	4.0
Total Common Stocks (Cost $190,680,045)		222,923,885	88.8

See Accompanying Notes to Financial Statements.

8

Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 3.61%, dated 06/30/2025, due 07/01/2025 Repurchase price $21,478,154 (Collateral: $21,905,520 U.S. Treasury Bond, 4.625% due 02/15/2055, Par $22,312,100) (Cost $21,476,000)	$21,476,000	$21,476,000	8.6%
Total Investments (Cost $212,156,045)		244,399,885	97.4
Other Assets (Liabilities), Net		6,523,858	2.6
Net Assets		$250,923,743	100.0%

(a)	Non-income producing security.

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited)	9
at June 30, 2025

	Partners	Small-Cap	International	Global
	Fund	Fund	Fund	Fund
Assets:
Investments in unaffiliated securities, at cost	$874,798,566	$366,930,143	$537,345,202	$190,680,045
Investments in affiliated securities, at cost	—	118,179,194	—	—
Investments in repurchase agreements, at cost	215,439,000	75,137,000	69,288,000	21,476,000
Total Securities, at cost	$1,090,237,566	$560,246,337	$606,633,202	$212,156,045
Investments in unaffiliated securities, at fair value	$967,211,793	$497,807,082	$657,284,564	$222,923,885
Investments in affiliated securities, at fair value	—	114,156,336	—	—
Investments in repurchase agreements, at fair value	215,439,000	75,137,000	69,288,000	21,476,000
Total Securities, at fair value	$1,182,650,793	$687,100,418	$726,572,564	$244,399,885
Cash	707	587	118	918
Foreign Cash (Cost $5, $-. $250,654, and $94,933, respectively)	6	—	250,600	94,933
Receivable from:
Dividends and interest	501,027	549,320	1,485,635	85,572
Foreign tax reclaims	—	534,669	1,190,326	52,901
Fund shares sold	10,241	3,364,060	111,203	6,708,695
Securities sold	—	—	18,172	—
Other Assets	4,412	751	660	217
Total Assets	1,183,167,186	691,549,805	729,629,278	251,343,121
Liabilities:
Payable for:
Fund shares redeemed	608,229	105,621	105,736	165,862
Securities purchased	—	—	36,275	—
Investment Counsel fee	666,941	459,495	555,096	184,884
Administration fee	28,727	16,851	17,399	5,870
Transfer agent fee	47,937	3,033	14,004	4,242
Other accrued expenses	64,568	57,646	79,462	58,520
Total Liabilities	1,416,402	642,646	807,972	419,378
Net Assets	$1,181,750,784	$690,907,159	$728,821,306	$250,923,743
Net Assets:
Paid in capital	$1,007,826,136	$883,967,625	$689,214,125	$212,704,958
Total distributable earnings (accumulated losses)	173,924,648	(193,060,466)	39,607,181	38,218,785
Net Assets	$1,181,750,784	$690,907,159	$728,821,306	$250,923,743
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	48,633,119	24,227,362	41,802,166	17,661,724
Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$24.30	$28.52	$17.44	$14.21

See Accompanying Notes to Financial Statements.

Statements of Operations (Unaudited)	10
For the Six Months Ended June 30, 2025

	Partners	Small-Cap	International	Global
	Fund	Fund	Fund	Fund
Investment Income:
Dividends from non-affiliates (net foreign tax withheld of $54,158, $91,485, $869,443 and $140,884, respectively)	$7,079,851	$3,184,250	$9,412,296	$1,957,561
Dividends from affiliates	—	1,864,300	—	—
Interest from non-affiliates	3,954,995	1,349,432	934,399	298,088
Total Investment Income	11,034,846	6,397,982	10,346,695	2,255,649
Expenses:
Investment Counsel fee	4,888,293	3,007,377	3,453,571	1,308,254
Administration fees	175,692	100,457	98,587	34,886
Transfer agent fees and expenses	84,571	51,454	44,511	27,126
Trustees’ fees and expenses	79,547	43,797	41,617	15,213
Custodian fees	6,273	8,931	64,458	12,714
Compliance officer fees	12,528	9,504	8,985	6,211
Other	205,789	187,976	96,570	40,225
Total Expenses	5,452,693	3,409,496	3,808,299	1,444,629
Expenses waived	(827,939)	(228,340)	(355,151)	(223,770)
Net Expenses	4,624,754	3,181,156	3,453,148	1,220,859
Net Investment Income	6,410,092	3,216,826	6,893,547	1,034,790
Realized and Unrealized Gain (Loss)
Realized gain (loss):
Non-affiliated securities	54,196,713	31,636,732	37,634,495	9,080,719
Affiliated securities	—	(6,796,139)	—	—
Foreign currency transactions	2,067	107,080	(87,419)	44,320
Net Realized Gain	54,198,780	24,947,673	37,547,076	9,125,039
Change in unrealized appreciation/(depreciation)
Non-affiliated securities	(64,396,453)	(16,326,096)	53,623,133	6,905,282
Affiliated securities	—	17,020,150	—	—
Foreign currency translations	28	64,417	140,434	6,624
Net Change in Unrealized Appreciation (Depreciation)	(64,396,425)	758,471	53,763,567	6,911,906
Net Realized and Unrealized Gain (Loss)	(10,197,645)	25,706,144	91,310,643	16,036,945
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,787,553)	$28,922,970	$98,204,190	$17,071,735

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets	11

	Partners Fund		Small-Cap Fund
	Six Months		Six Months
	Ended June 30,	Year Ended	Ended June 30,	Year Ended
	2025	December 31,	2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
Operations:
Net investment income	$6,410,092	$12,462,745	$3,216,826	$5,828,728
Net realized gain from investments and foreign currency transactions	54,198,780	89,857,302	24,947,673	123,470,122
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(64,396,425)	10,868,574	758,471	(52,913,832)
Net increase/(decrease) in net assets resulting from operations	(3,787,553)	113,188,621	28,922,970	76,385,018
Distributions to Shareholders:
Total distributions	—	(12,910,916)	—	(770,458)
Capital Share Transactions:
Net proceeds from sale of shares	1,959,858	8,844,256	24,722,276	19,328,373
Reinvestment of shareholder distributions	—	11,646,725	—	665,051
Cost of shares redeemed	(84,391,239)	(221,812,905)	(52,807,297)	(259,056,415)
Net decrease in net assets from capital share transactions	(82,431,381)	(201,321,924)	(28,085,021)	(239,062,991)
Total increase (decrease) in net assets	(86,218,934)	(101,044,219)	837,949	(163,448,431)
Net Assets:
Beginning of year or period	1,267,969,718	1,369,013,937	690,069,210	853,517,641
End of year or period	$1,181,750,784	$1,267,969,718	$690,907,159	$690,069,210
Capital Share Transactions:
Issued	85,257	366,936	921,658	697,124
Reinvested	—	481,071	—	24,079
Redeemed	(3,593,453)	(9,330,358)	(1,913,452)	(9,679,944)
Net decrease in shares outstanding	(3,508,196)	(8,482,351)	(991,794)	(8,958,741)

See Accompanying Notes to Financial Statements.

12

	International Fund		Global Fund
	Six Months		Six Months
	Ended June 30,	Year Ended	Ended June 30,	Year Ended
	2025	December 31,	2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
Operations:
Net investment income	$6,893,547	$21,786,307	$1,034,790	$9,325,477
Net realized gain from investments and foreign currency transactions	37,547,076	6,080,582	9,125,039	13,550,759
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	53,763,567	(38,862,075)	6,911,906	1,154,813
Net increase (decrease) in net assets resulting from operations	98,204,190	(10,995,186)	17,071,735	24,031,049
Distributions to Shareholders:
Total distributions	—	(22,333,391)	—	(7,732,178)
Capital Share Transactions:
Net proceeds from sale of shares	30,066,478	35,217,345	7,656,596	15,163,266
Reinvestment of shareholder distributions	—	16,134,680	—	7,086,856
Cost of shares redeemed	(40,892,201)	(98,819,375)	(23,429,317)	(42,925,126)
Net decrease in net assets from capital share transactions	(10,825,723)	(47,467,350)	(15,772,721)	(20,675,004)
Total increase (decrease) in net assets	87,378,467	(80,795,927)	1,299,014	(4,376,133)
Net Assets:
Beginning of year or period	641,442,839	722,238,766	249,624,729	254,000,862
End of year or period	$728,821,306	$641,442,839	$250,923,743	$249,624,729
Capital Share Transactions:
Issued	1,930,963	2,204,818	544,936	1,082,379
Reinvested	—	1,062,891	—	543,888
Redeemed	(2,695,013)	(6,056,777)	(1,865,160)	(3,333,402)
Net decrease in shares outstanding	(764,050)	(2,789,068)	(1,320,224)	(1,707,135)

See Accompanying Notes to Financial Statements.

Notes to Financial Statements	13

Note 1. Organization

Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, organized on November 26, 1986, which is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the portfolio managers and principal executive officer of the Funds, who are responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Note 2. Significant Accounting Policies

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

Management Estimates

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 7. Fair Value Measurements).

Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.

In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.

When market quotations are not readily available, valuations of portfolio securities are determined by Southeastern Asset Management, Inc. (“Southeastern”) in accordance with procedures adopted by and under the general supervision of the Funds’ Board of Trustees (the “Board”). In determining fair value, Southeastern considers relevant qualitative and quantitative information including news regarding significant market or security specific events. Southeastern may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.

Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S. Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Board. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

14

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If country specific (i.e. natural disaster, economic or political developments), issuer specific (i.e. earnings report, merger announcement), or U.S. markets-specific (i.e. significant movement in U.S. markets that would likely affect the value of foreign securities) events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by Southeastern in accordance with procedures adopted by and under the general supervision of the Board using observable data (i.e. trading in depository receipts) or using an external pricing service approved by the Board. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. Such securities are categorized as Level 2.

Security Transactions

The Funds record security transactions on trade date. Realized gains and losses on security transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon after the ex-dividend date as the Fund is able to obtain information on the dividend. Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount using the effective interest method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITs”) and Master Limited Partnerships (“MLPs”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the NYSE market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders

Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Expenses

Expenses of the Trust that can be directly attributed to a particular fund are charged to that Fund. Expenses that cannot be directly attributed are allocated among the Funds based either on an equal proration or based on average net assets of each Fund.

15

Federal Income Taxes

The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to shareholders. Accordingly, no federal income tax provision is required. Reclassifications are made within the Funds’ capital accounts for permanent book and tax basis differences.

The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return but could be longer in certain circumstances. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2021 through 2024), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds did not incur any interest or penalties during the year.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

Note 3. Investment Counsel Agreement and Other Transactions with Affiliates

Southeastern serves as Investment Counsel to the Funds and receives annual compensation, computed daily and paid monthly, in accordance with the following schedule:

Partners Fund	1.00% on first $400 million of average net assets
0.75% in excess of $400 million
Small-Cap Fund	1.00% on first $400 million of average net assets
0.75% in excess of $400 million
International Fund	1.10% on first $500 million of average net assets
0.90% in excess of $500 million
Global Fund	1.125% on first $500 million of average net assets
1.00% in excess of $500 million

Investment Counsel fees payable at June 30, 2025 and Investment Counsel fees expense for the six months ended June 30, 2025 are disclosed on the Statements of Assets and Liabilities and the Statements of Operations, respectively.

Southeastern has contractually committed to waive fees and/or reimburse expenses so that each Fund’s annual operating expenses (excluding taxes, interest, brokerage fees, and extraordinary expenses) do not exceed the following:

Partners Fund	0.79%
Small-Cap Fund	0.95
International Fund	1.05
Global Fund	1.05

Expenses waived and/or reimbursed for the six months ended June 30, 2025 are disclosed on the Statements of Operations and are not subject to recoupment by Southeastern. The fee-waiver agreements are in effect through at least April 30, 2026. These agreements may not be terminated without Board approval.

16

Southeastern also serves as the Fund Administrator and in this capacity is responsible for managing, performing or supervising the administrative and business operations of the Funds. The Funds pay a fee as compensation for these services of 0.03% per annum of average daily net assets, accrued daily and paid monthly. Administration fee payable at June 30, 2025 and Administration fee expense for the six months ended June 30, 2025 are disclosed in the Statements of Assets and Liabilities and Statements of Operations, respectively.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until resignation or removal. “Independent Trustees,” meaning those Trustees who are not “interested persons”, as defined in the 1940 Act, of the Trust, each receives annual compensation of $90,000 from the Trust, paid in four equal quarterly installments. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings. One Trustee of the Trust is an employee of Southeastern. Trustee fees and expenses for the six months ended June 30, 2025 are disclosed in the Statements of Operations. There were no Trustee fees payable at June 30, 2025.

Note 4. Investment Transactions

Purchases and sales of investment securities for the six months ended June 30, 2025 (excluding short-term and U.S. government obligations) are summarized below:

	Purchases	Sales
Partners Fund	$309,514,919	$351,532,677
Small-Cap Fund	161,813,166	178,695,621
International Fund	126,910,663	178,509,785
Global Fund	78,495,474	104,234,853

Note 5. Related Ownership

At June 30, 2025, officers, employees of Southeastern and their families, Fund Trustees, the Southeastern retirement plan and other affiliates owned the following:

	% of Fund
Partners Fund	35	%*
Small-Cap Fund	23	*
International Fund	45	*
Global Fund	76	*

*	A significant portion consists of a few shareholders whose redemptions could have a material impact on the fund.

17

Note 6. Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the six months ended June 30, 2025 were as follows:

							Net
						Net	Unrealized
						Realized	Appreciation
						Gain (Loss)	(Depreciation)
						1/1/25	1/1/25
	Shares at	Value at				to	to	Value at
	6/30/25	12/31/24	Purchases	Sales	Dividends	6/30/25	6/30/25	6/30/25
Small-Cap Fund
Common Stocks
Clearwater Paper Corportation* (Containers & Packaging)	936,449	$—	$22,727,034	$—	$—	$—	$2,781,837	$25,508,871
Westrock Coffee Company*^ (Beverages)	2,607,400	30,608,910	—	14,807,291	—	(6,796,139)	5,934,922	14,940,402
Preferred Stock
Eastman Kodak Company Convertible Preferred Stock – Series B 4.00%(a)(b) (Consumer Services)	932,150	89,113,540	—	—	1,864,300	—	(466,075)	88,647,465
		$119,722,450	$22,727,034	$14,807,291	$1,864,300	$(6,796,139)	$8,250,684	$129,096,738

*	Non-income producing security.

^	Not an affiliate at the end of the period.

(a)	Restricted security, see Portfolio of Investments for additional disclosures.

(b)	Value determined using significant unobservable inputs.

Note 7. Fair Value Measurements

FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

18

A summary of the inputs used in valuing the Funds’ investments at June 30, 2025 follows:

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks	$967,211,793	$—	$—	$967,211,793
Short-Term Obligations	—	215,439,000	—	215,439,000
	$967,211,793	$215,439,000	$—	$1,182,650,793
Small-Cap Fund
Common Stocks	$523,315,953	$—	$—	$523,315,953
Preferred Stock	—	—	88,647,465	88,647,465
Short-Term Obligations	—	75,137,000	—	75,137,000
	$523,315,953	$75,137,000	$88,647,465	$687,100,418
International Fund
Common Stocks	$166,670,114	$490,614,450	$—	$657,284,564
Short-Term Obligations	—	69,288,000	—	69,288,000
	$166,670,114	$559,902,450	$—	$726,572,564
Global Fund
Common Stocks	$146,884,200	$76,039,685	$—	$222,923,885
Short-Term Obligations	—	21,476,000	—	21,476,000
	$146,884,200	$97,515,685	$—	$244,399,885

The following table provides quantitative information related to the significant unobservable inputs used to determine the value of Level 3 assets and the sensitivity of the valuations to changes in those significant unobservable inputs. These securities were valued by a third party specialist utilizing the income approach, which includes an analysis of various factors and subjective assumptions, including the current common stock price of the issuer, expected period until exercise, expected volatility of the common stock, expected dividends, risk-free rate, credit quality of the issuer, and common stock borrow cost. Because a variety of factors and inputs, both observable and unobservable, are considered in determining fair values, the significant unobservable inputs presented below do not reflect all inputs significant to the fair value determination.

					Value or	Impact to Valuation
	Investments in	Fair Value	Valuation	Unobservable	Range of	from an Increase
Fund	Securities	(000s)	Technique	Input	Input	in Input*
Small-Cap Fund	Preferred Stock	$88,647	Binomial Lattice Pricing	Straight Debt Yield	14.00%	Decrease
				Expected Volatility	50.00%	Increase

*	Represents the directional change in the fair value that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value at June 30, 2025:

Small-Cap Fund
Fair Value at December 31, 2024	$89,113,540
Change in unrealized appreciation(a)	(466,075)
Fair Value at June 30, 2025	$88,647,465

(a)	Statements of Operations location: Change in Unrealized Appreciation (Depreciation) Affiliated securities. The entire amount relates to assets held as of June 30, 2025.

19

Note 8. Federal Income Taxes

The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund as of

June 30, 2025 were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Partners Fund	$1,090,637,990	$169,959,083	$(77,946,280)	$92,012,803
Small-Cap Fund	563,518,782	158,702,332	(35,120,696)	123,581,636
International Fund	606,633,202	150,342,165	(30,402,803)	119,939,362
Global Fund	213,934,510	40,697,640	(10,232,265)	30,465,375

Note 9. Commitments and Contingencies

The Funds indemnify the Board for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 10. Principal Risks

The following is a summary of the principal risks of investing in the Funds, please see the Funds’ prospectus for a complete discussion of these and other risks.

Stock Market Risk - Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, increased government spending, social unrest and the like. If a Fund’s price declines and you redeem your shares, you could lose money.

Non-Diversification Risk - Because the Funds are non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Funds’ total return, and share value could fluctuate more than if a greater number of securities were held.

Small-Cap Risks - Smaller companies may have more limited product lines, markets, and financial resources than larger companies, and to the extent recently established, may have limited or no operating history to evaluate. In addition, their securities may trade less frequently and in more limited volume than those of larger companies.

Small-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, our ability to dispose of such securities may be more limited.

Non-U.S. Investment Risks - Non-U.S. investment risks can include political, economic and social changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity. In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Funds may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. As a result, the Fund’s price will be more susceptible to currency fluctuations. Non-U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

20

Focused Geographic Risks - The Funds do not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.

Large Shareholder Transaction Risk - Certain shareholders may from time to time own a substantial amount of the shares of the Funds. The Funds may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Funds. Large redemptions may cause the Funds to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Funds’ expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Funds’ performance to the extent that the Funds are delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Note 11. Subsequent Events

The Funds evaluated events from the date of the financial statements through the date the financial statements were issued. There were no subsequent events requiring recognition or disclosure, other than noted below.

On August 20, 2025, the Board of Trustees of Longleaf Partners International Fund and Longleaf Partners Global Fund approved a proposal by Southeastern Asset Management, Inc., subject to shareholder approval, to effect the merger of Longleaf Partners International Fund into the Longleaf Partners Global Fund on or about December 5, 2025.

Financial Highlights	21

The presentation is for a share outstanding throughout each period.

Partners Fund
	Six Months
	Ended
	June 30, 2025		Year Ended December 31,
	(Unaudited)		2024		2023		2022		2021		2020
Net Asset Value Beginning of Period	$24.32		$22.58		$18.26		$24.81		$21.73		$20.30
Net Investment Income(a)	0.13		0.22		0.14		0.18		0.22		0.23
Net Realized and Unrealized Gain (Loss)	(0.15)		1.77		4.33		(5.91)		4.79		1.90
Total from Investment Operations	(0.02)		1.99		4.47		(5.73)		5.01		2.13
Distributions from Net Investment Income	—		(0.25)		(0.15)		(0.20)		(0.23)		(0.23)
Distributions from Net Realized Capital Gains	—		—		—		(0.62)		(1.70)		(0.47)
Total Distributions	—		(0.25)		(0.15)		(0.82)		(1.93)		(0.70)
Net Asset Value End of Period	$24.30		$24.32		$22.58		$18.26		$24.81		$21.73
Total return	(0.08	)% (d)	8.80%		24.49%		(23.25)%		23.58%		10.53%
Net Assets End of Period (thousands)	$1,181,751		$1,267,970		$1,369,014		$1,235,789		$1,802,205		$1,655,311
Ratio of Expenses to Average Net Assets(c)	0.79	% (e)	0.79%		0.79%		0.79%		0.79%		0.79%
Ratio of Net Investment Income to Average Net Assets	1.09	% (e)	0.94%		0.68%		0.82%		0.86%		1.23%
Portfolio Turnover Rate	32	% (d)	38%		43%		39%		35%		37%

Small-Cap Fund
	Six Months
	Ended
	June 30, 2025		Year Ended December 31,
	(Unaudited)		2024		2023		2022		2021		2020
Net Asset Value Beginning of Period	$27.36		$24.97		$20.98		$26.30		$23.85		$24.27
Net Investment Income(a)	0.13		0.19		0.11		0.20		0.16		0.18
Net Realized and Unrealized Gain (Loss)	1.03		2.23		4.11		(5.27)		2.51		0.79 (b)
Total from Investment Operations	1.16		2.42		4.22		(5.07)		2.67		0.97
Distributions from Net Investment Income	—		(0.03)		(0.23)		(0.25)		(0.22)		(0.55)
Distributions from Net Realized Capital Gains	—		—		—		—		—		(0.82)
Return of Capital	—		—		—		—		—		(0.02)
Total Distributions	—		(0.03)		(0.23)		(0.25)		(0.22)		(1.39)
Net Asset Value End of Period	$28.52		$27.36		$24.97		$20.98		$26.30		$23.85
Total return	4.24	% (d)	9.69%		20.15%		(19.27)%		11.18%		4.14%
Net Assets End of Period (thousands)	$690,907		$690,069		$853,518		$1,179,044		$1,829,722		$1,836,719
Ratio of Expenses to Average Net Assets	0.95	% (c)(e)	0.95	% (c)	0.95	% (c)	0.95	% (c)	0.96	% (c)	0.96%
Ratio of Net Investment Income to Average Net Assets	0.96	% (e)	0.73%		0.50%		0.84%		0.61%		0.89%
Portfolio Turnover Rate	27	% (d)	27%		24%		18%		33%		33%

(a)	Computed using average shares outstanding throughout the period.

(b)	Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund’s changes in the net realized and unrealized gain (loss) on investments for the period.

(c)	Expenses presented net of fee waiver. The Partners Fund expense ratio before waiver for the periods ended June 30, 2025 and December 31, 2024, 2023, 2022, 2021, and 2020 were 0.93%, 0.97%, 1.05%, 1.03%, 1.00%, and 1.03%, respectively. The Small-Cap Fund expense ratio before waiver for the periods ended June 30, 2025 and December 31, 2024, 2023, 2022, and 2021 were 1.02%, 1.04%, 1.07%, 1.01%, and 0.97%, respectively.

(d)	Not annualized.

(e)	Annualized.

22

International Fund
	Six Months
	Ended
	June 30, 2025		Year Ended December 31,
	(Unaudited)		2024		2023	2022	2021	2020
Net Asset Value Beginning of Period	$15.07		$15.92		$13.82	$17.11	$17.38	$17.68
Net Investment Income(a)	0.16		0.50		0.24	0.08	0.09	0.07
Net Realized and Unrealized Gain (Loss)	2.21		(0.81)		2.17	(3.28)	(0.24)	(0.29)
Total from Investment Operations	2.37		(0.31)		2.41	(3.20)	(0.15)	(0.22)
Distributions from Net Investment Income	—		(0.54)		(0.31)	(0.09)	(0.12)	(0.08)
Total Distributions	—		(0.54)		(0.31)	(0.09)	(0.12)	(0.08)
Net Asset Value Beginning of Period	$17.44		$15.07		$15.92	$13.82	$17.11	$17.38
Total return	15.73	% (c)	(1.99)%		17.42%	(18.69)%	(0.89)%	(1.22)%
Net Assets End of Period (thousands)	$728,821		$641,443		$722,239	$692,726	$1,280,072	$1,166,163
Ratio of Expenses to Average Net Assets(b)	1.05	% (d)	1.05%		1.13%	1.15%	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	2.10	% (d)	3.06	% (e)	1.56%	0.56%	0.47%	0.46%
Portfolio Turnover Rate	21	% (c)	39%		26%	27%	27%	28%

Global Fund
	Six Months
	Ended
	June 30, 2025		Year Ended December 31,
	(Unaudited)		2024		2023	2022	2021	2020
Net Asset Value Beginning of Period	$13.15		$12.28		$10.04	$13.34	$13.26	$13.19
Net Investment Income (Loss)(a)	0.06		0.49		(0.01)	0.04	0.09	0.08
Net Realized and Unrealized Gain (Loss)	1.00		0.80		2.27	(3.25)	0.94	0.39
Total from Investment Operations	1.06		1.29		2.26	(3.21)	1.03	0.47
Distributions from Net Investment Income	—		(0.42)		(0.02)	(0.01)	(0.07)	(0.07)
Distributions from Net Realized Capital Gains	—		—		—	(0.08)	(0.88)	(0.33)
Total Distributions	—		(0.42)		(0.02)	(0.09)	(0.95)	(0.40)
Net Asset Value Beginning of Period	$14.21		$13.15		$12.28	$10.04	$13.34	$13.26
Total return	8.06	% (c)	10.50%		22.48%	(24.15)%	8.20%	3.57%
Net Assets End of Period (thousands)	$250,924		$249,625		$254,001	$225,399	$343,327	$342,621
Ratio of Expenses to Average Net Assets(b)	1.05	% (d)	1.05%		1.13%	1.15%	1.15%	1.19%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.89	% (d)	3.72%		(0.05)%	0.33%	0.59%	0.72%
Portfolio Turnover Rate	36	% (c)	62%		43%	33%	48%	36%

(a)	Computed using average shares outstanding throughout the period.

(b)	Expenses presented net of fee waiver. The International Fund expense ratio before waiver for the periods ended June 30, 2025 and December 31, 2024, 2023, 2022, 2021, and 2020 were 1.16%, 1.23%, 1.27%, 1.26%, 1.17%, and 1.20%, respectively. The Global Fund expense ratio before waiver for the periods ended June 30, 2025 and December 31, 2024, 2023, 2022, 2021, and 2020 were 1.24%, 1.29%, 1.35%, 1.33%, 1.31%, and 1.33%, respectively.

(c)	Not annualized.

(d)	Annualized.

(e)	The income ratio for the fiscal year ended December 31, 2024 includes a non-cash dividend. If the non-cash dividend had not been received the income ratio would have been lower.

Additional Information (Unaudited)	23

The following additional information may be obtained for free by calling (800) 445-9469, visiting southeasternasset.com, or on the SEC’s website at sec.gov.

Proxy Voting Policies and Procedures

A description of Longleaf’s Proxy Voting Policies and Procedures is included in the Statement of Additional Information (SAI).

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is contained in Form N-PX.

Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at www.sec.gov. The exhibits for the most recent 1st and 3rd quarters are also available at www.southeasternasset.com.

Fund Trustees

Additional information about Fund Trustees is included in the SAI.

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Our Governing Principles

We will treat your investment as if it were our own.
We will remain significant investors in Longleaf Partners Funds.
We will invest for the long term, while striving to maximize returns and minimize business, financial, purchasing power, regulatory and market risks.
We will choose each equity investment based on its discount from our appraisal of corporate intrinsic value, its financial strength, its management, its competitive position, and our assessment of its future earnings potential.
We will focus our assets in our best ideas.
We will not impose loads or 12b-1 charges on mutual fund shareholders.
We will consider closing to new investors if closing would benefit existing clients.
We will discourage short-term speculators and market timers.
We will continue our efforts to enhance shareholder services.
We will communicate with our investment partners as candidly as possible.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Longleaf Partners Funds Trust

By (Signature and Title)
/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee
Longleaf Partners Funds Trust

Date	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Ross Glotzbach
Ross Glotzbach
CEO, Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements
with Longleaf Partners Funds Trust and its separate series

Date	8/29/2025

By (Signature and Title)
/s/ Ryan S. Hocker
Ryan S. Hocker
Global Funds Treasurer, Southeastern Asset Management, Inc.
Functioning as principal financial officer under agreements with
Longleaf Partners Funds Trust and its separate series

Date	8/29/2025